Financial Risk Management - Maturity Analysis of Contractual Undiscounted Cash Flows for Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	¥ 240,271,389	¥ 244,769,857
Contractual undiscounted cash flows, Derivative financial instruments	3,498,016	3,889,694
On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	152,600,397	151,154,975
Contractual undiscounted cash flows, Derivative financial instruments	3,498,016	3,889,694
Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	52,024,519	52,827,560
Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	20,478,127	24,844,278
Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	5,612,525	5,767,662
Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,541,098	4,167,116
Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	6,014,723	6,008,266
Deposits from customers [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	128,447,598	130,274,925
Deposits from customers [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	79,239,076	76,476,402
Deposits from customers [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	31,907,636	32,358,045
Deposits from customers [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	12,755,005	16,420,032
Deposits from customers [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,189,790	3,303,700
Deposits from customers [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	701,374	961,405
Deposits from customers [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	654,717	755,341
Call money and bills sold [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,190,929	2,088,020
Call money and bills sold [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	47,942	30,563
Call money and bills sold [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,141,653	2,052,776
Call money and bills sold [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,334	362
Call money and bills sold [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments		4,319
Repurchase agreements and cash collateral on securities lent [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	12,022,593	9,424,506
Repurchase agreements and cash collateral on securities lent [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	20,833	1,902
Repurchase agreements and cash collateral on securities lent [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	12,001,760	9,414,026
Repurchase agreements and cash collateral on securities lent [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments		8,578
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,143,899	2,071,584
Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,143,899	2,071,584
Borrowings [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	10,642,117	12,138,364
Borrowings [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	61,205	69,370
Borrowings [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	435,708	926,538
Borrowings [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	6,765,228	6,960,401
Borrowings [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	601,326	868,247
Borrowings [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	652,481	949,406
Borrowings [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,126,169	2,364,402
Debt securities in issue [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	10,589,521	11,176,412
Debt securities in issue [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,407,601	3,205,952
Debt securities in issue [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	950,334	1,422,649
Debt securities in issue [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,818,271	1,527,880
Debt securities in issue [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,185,578	2,213,439
Debt securities in issue [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,227,737	2,806,492
Lease payable [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	10,317	112,988
Lease payable [Member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	683	7,042
Lease payable [Member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,884	20,859
Lease payable [Member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,999	48,550
Lease payable [Member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	1,665	30,408
Lease payable [Member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,086	6,129
Others-liabilities [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	6,691,042	7,201,137
Others-liabilities [member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	2,554,069	2,223,233
Others-liabilities [member] | Not later than three months [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,129,478	4,863,181
Others-liabilities [member] | Later than three months and not later than one year [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	4,342	11,397
Others-liabilities [member] | Later than one year and not later than three years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	139	14,966
Others-liabilities [member] | Later than three years and not later than five years [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments		12,458
Others-liabilities [member] | Later than five years [member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	3,014	75,902
Loan commitments [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	60,107,128	62,357,210
Loan commitments [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	60,107,128	62,357,210
Financial guarantee contracts [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	8,426,245	7,924,711
Financial guarantee contracts [Member] | On demand [Member]
Non-derivative financial instruments:
Contractual undiscounted cash flows, Non-derivative financial instruments	¥ 8,426,245	¥ 7,924,711